Convertible promissory notes	12 Months Ended
Dec. 31, 2019
Convertible promissory notes
Convertible promissory notes

11.          Convertible promissory notes

On December 10, 2018, the Company issued convertible promissory notes (the “Note”) to the original shareholders of Ezbuy (“Seller”)  for business acquisition. The  aggregate par value of the convertible promissory notes is $85.55 million with zero interest rate and due in 365 days after the acquisition date (Conversion Period). See Note 3 in details of the acquisition of Ezbuy.

Convertible promissory notes are to be converted as follows:

i.

If prior to the end of the Conversion Period the trading average price per the Company’s American Depository Shares (“ADSs”) has been at or above US$3.85 during three consecutive days of trading, the Note shall be automatically converted into an aggregate of 22,220,779 ADSs of the Company; or

ii.

If the automatic issuance under (i) has not been triggered within the Conversion Period, the purchase price shall be payable in the amount equal to: (a) an aggregate of 22,220,779 ADSs by the way of the automatic issuance to each seller, and (ii) the difference between (x) US$85.55 million and (y) the product of 22,220,779 and the average of the ten highest closing prices of the trading days during the Conversion Period (the “Average High Closing Price”). However, the Average High Closing Price shall not be higher than US$3.85. By way of cash or new ADSs, or a combination, is determined by the board of the Company. If by way of new ADSs calculated on the basis of the Average High Closing Price, the number of new ADSs compensated shall not exceed 22,220,779.

In particular, if the Average High Closing Price is not lower than US$3.85, the above mentioned (ii) will be applied. However, if the Average High Closing Price is lower than US$3.85, the number of new ADSs compensated shall be 44,441,558 ADSs.

As a result of the foregoing, the ADSs that may be issuable is no less than 22,220,779 ADSs and up to 44,441,558 ADSs.

Based on the features above, the Group designated the above convertible promissory notes as financial liabilities at fair value through profit or loss.

The Company adopted Monte-Carlo Simulation based on a scenario-weighted average method to estimate the fair value of the convertible promissory notes as of the acquisition date and December 31, 2018. The estimate is based on the probability of each scenario and pay-off of the convertible promissory notes under each scenario. The scenarios include different timing and corresponding conversion price of the convertible promissory notes. The key assumptions adopted in the convertible promissory notes valuation include risk-free rate of interest and expected stock price volatility in the conversion period.

The table below reflects the components effecting the change in fair value for the year ended December 31, 2018 and2019:

	Year ended December 31, 2018	Year ended December 31, 2019
Balance at January 1	$—	$51,922
Issuance	29,131	—
Change in fair value	22,791	(14,591)
Conversion to ordinary shares	—	(21,562)
Forward contracts	—	(15,769)
Balance at December 31	$51,922	$—

Upon the maturity of the Conversion Period, the convertible promissory notes were fully allocated to Ezbuy’s shareholders, including 13,154,284 ordinary shares and 19,091,837 ADSs (representing 38,183,674 ordinary shares) that were issued on December 11, 2019 and 37,545,158 of ordinary shares were subsequently issued in January and March 2020, which were accounted for as Forward Contracts as of December 31, 2019 since the Company has committed to issue these shares before year ended December 31, 2019.